Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2020
Summary of Components of the Company's Deferred Tax Assets
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The principal components of the Company’s deferred tax assets are as follows:

	December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforward	$37,636	$20,453
Research and development costs carryforward	15,997	13,835
Accrued Expenses	446	198
Share-based compensation	23	23
Other	27	11

Gross deferred tax assets	54,129	34,520

Valuation allowance	(54,117)	(34,520)

Deferred tax liabilities:
Property and equipment	(12)	(11)

Net deferred tax	$—	$—

Summary of Loss Before Taxes on Income
e.	Loss before taxes on income is comprised as follows:

	Year ended December 31,
	2020	2019	2018
Domestic	$(81,462)	$(67,316)	$(56,376)
Foreign	134	15	76

Loss before taxes on income	$(81,328)	$(67,301)	$(56,300)

Summary of Income Taxes
f.	Income taxes are comprised as follows:

	Year ended December 31,
	2020	2019	2018
Current	$183	$10	$32

Domestic	128	—	15
Foreign	55	10	17

	$183	$10	$32

Summary of Reconciliation of Effective Income Tax Rate
g.	The reconciliation of the tax benefit at the Israeli statutory tax rate to the Company’s income taxes is as follows:

	Year ended December 31,
	2020	2019	2018
Israel tax provision at statutory rate	23.00%	23.00%	23.00%
Non-deductible share-based compensation	(0.61%)	(0.63%)	(0.60%)
Effect of other permanent differences	(3.92%)	(0.06%)	(0.08%)
Change in valuation allowance	(18.95%)	(22.32%)	(21.94%)
Other adjustments	0.25%	—	0.44%

Effective tax rate	(0.23%)	(0.01%)	(0.06%)

Collective Growth Corp [Member]
Summary of Components of the Company's Deferred Tax Assets
The Company’s net deferred tax assets are as follows:

	December 31,
	2020	2019
Deferred tax assets
Net operating loss carryforward	$153,905	$—
Unrealized gain on marketable securities	(5,579)	—

Total deferred tax assets	148,326	—
Valuation Allowance	(148,326)	—

Deferred tax assets	$—	$—

Summary of Income Taxes
The income tax provision consists of the following:

	December 31,
	2020	2019
Federal
Current	$—	$—
Deferred	(148,326)	—
State and Local
Current	—	—
Deferred	—	—
Change in valuation allowance	148,326	—

Income tax provision	$—	$—

Summary of Reconciliation of Effective Income Tax Rate
A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	December 31,
	2020	2019
Statutory federal income tax rate	21.0%	—
State taxes, net of federal tax benefit	0.0%	—
Business Combination	(0.2)%	—
Change in fair value of warrant liability	(18.6)%	—
Transaction costs associated with Initial Public Offering	(0.5)%	—
Compensation expense related to warrant liabilities	(1.2)%	—
Meals and entertainment	0.0%	—
Valuation allowance	(0.5)%	—

Income tax provision	0.0%	—